Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2021
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Cash and cash equivalents (excluding overdrafts)
17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2021	2020
Cash at bank and in hand	660	599
Short-term bank deposits	277	498

	937	1,097

Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2021, the currency split of cash and cash equivalents was US dollar 37% (2020: 14%), sterling 24% (2020: 64%), and other 39% (2020: 22%).
Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature.
Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2021	2020
Cash and cash equivalents	937	1,116
Bank overdrafts	—	(3)

	937	1,113

There is no cash and cash equivalents balance classified as held for sale (2020: £19m). The Group has certain cash pooling arrangements in US dollars, sterling and Canadian dollars where both the company and the bank have a legal right of offset. Offsetting amounts are presented gross in the balance sheet. Offset arrangements in respect of derivatives are shown in note 16.